As filed with the Securities and Exchange Commission on February 4, 2003

Securities Act File No. 333-85731

Investment Company Act File No. 811-08797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

(Check appropriate box or boxes)

Mercury U.S. Small Cap Growth Fund

of Mercury Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (888) 763-2260

TERRY K. GLENN

P.O. Box 9011

Princeton, New Jersey 08543-9011

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:	and		and
JOEL H. GOLDBERG, Esq.		FRANK P. BRUNO		PHILIP L. KIRSTEIN
Shearman & Sterling		Sidley Austin Brown & Wood LLP		Fund Asset Management
599 Lexington Avenue		787 Seventh Avenue		P.O. Box 9011
New York, New York 10022		New York, New York 10019		Princeton, New Jersey 08543-9011

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Mercury Master Trust has also executed this Registration Statement.

MERCURY U.S. SMALL CAP GROWTH FUND OF MERCURY FUNDS, INC.

AMENDMENT DATED FEBRUARY 4, 2003

TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED SEPTEMBER 13, 2002

Effective February 4, 2003, Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc. began offering Class R shares to certain qualified investors. This amendment to the Fund’s Prospectus and Statement of Additional Information, which should be read in conjunction with such documents, describes the features of the Fund’s Class R shares, revises the definition of small cap companies, and provides certain additional information with respect to the Fund’s Class C shares.

SMALL CAP COMPANIES

The definition of small cap companies found on page two of the prospectus is deleted and replaced with the following:

Small Cap market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® or the S&P SmallCap 600® at the time of the Fund’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small market cap companies for purposes of the 80% policy. As of December 31, 2002, the Russell 2000® included companies with capitalizations up to $2.45 billion and the S&P SmallCap 600® included companies with capitalizations up to $2.67 billion. The market capitalizations of companies in each index change with market conditions and the composition of the index.

PERFORMANCE INFORMATION

The Fund’s return as of December 31, 2002 for the Fund’s Class B shares was -25.77%. The Fund’s Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge. The Fund’s Class B shares are also subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The Fund’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Pricing of Class R Shares” in this Amendment for more information about the Fund’s Class R shares.

The contingent deferred sales charge for the Fund’s Class B shares is not reflected in the Fund’s return. If this amount were reflected, the return for the Fund would be less than shown above. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERCURY U.S. SMALL CAP GROWTH FUND

FEES AND EXPENSES

The Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestment	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(b)

Management Fee (c)	0.70%

Distribution and/or Service (12b-1) Fees (d)	0.50%

Other Expenses (including transfer agency fees) (e)	0.40%

Administration Fee (f)	0.20%

Total Other Expenses	0.60%

Total Annual Fund Operating Expenses	1.80%

(a)	In addition, certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of Class R shares. See “Account Choices — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.
(b)	The fees and expenses shown in the table above include both the expenses of the Fund and the Fund’s share of expenses of Mercury Master U.S. Small Cap Growth Portfolio (the “Portfolio”).
(c)	Paid by the Portfolio. The Investment Adviser pays the sub-adviser out of this fee.
(d)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge you would have paid if you were a shareholder of one of the other share classes.
(e)	Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Portfolio. The Fund and the Portfolio reimburse the Investment Adviser or its affiliates for such services.

(f)	Paid by the Fund.

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Administration Fee — a fee paid to the Administrator for providing administrative services to the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance)  Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities

MERCURY U.S. SMALL CAP GROWTH FUND

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES*:
	1 Year	3 Years	5 Years	10 Years
Class R	$183	$566	$975	$2,116

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Class R	$183	$566	$975	$2,116

*The expenses shown in the examples above include both the expenses of the Fund and the Fund’s share of the Portfolio’s expenses.

MERCURY U.S. SMALL CAP GROWTH FUND

PRICING OF CLASS R SHARES

With the addition of the Class R shares, the Fund offers five classes of shares. Investors in the Fund may choose from among Class I shares, Class A shares, Class B shares, Class C shares and Class R shares.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

To better understand the pricing of the Fund’s Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee. 0.25% Distribution Fee.

Please see “Account Choices” — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Class R shares.

CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.

FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated into the Fund’s Statement of Additional Information by reference to the Fund’s 2002 Annual Report and 2002 Semi-Annual Report. You may request a copy of the Fund’s Annual Report and Semi-Annual Report at no charge by calling (800) 637-3863 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

MERCURY U.S. SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information, other than the information for the six-month period ended November 30, 2002, has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request. The Fund’s financial statements for the six-month period ended November 30, 2002 are unaudited and included in the Fund’s Semi-Annual Report to shareholders, which is available upon request.

	Class I						Class A
Increase (Decrease) in Net Asset Value:	For the Six Months Ended November 30, 2002 (unaudited)		For the Year Ended May 31,		For the period October 29, 1999† to May 31, 2000		For the Six Months Ended November 30, 2002 (unaudited)		For the Year Ended May 31,		For the period October 29, 1999† to May 31, 2000
			2002	2001					2002	2001

Per Share Operating Performance:

Net asset value, beginning of period	$9.63		$10.63	$13.14	$10.00		$9.58		$10.60	$13.12	$10.00

Investment loss — net	(.04	)#	(.10 )#	(.09 )#	(.04)		(.05	)#	(.13 )#	(.12 )#	(.07)

Realized and unrealized gain (loss) on investments from the Portfolio — net	(1.26)		(.90)	(1.04)	3.18		(1.25)		(.89)	(1.04)	3.19

Total from investment operations	(1.30)		(1.00)	(1.13)	3.14		(1.30)		(1.02)	(1.16)	3.12

Less distributions in excess of realized gain on investments from the Portfolio — net	—		—	(1.38)	—		—		—	(1.36)	—

Net asset value, end of period	$8.33		$9.63	$10.63	$13.14		$8.28		$9.58	$10.60	$13.12

Total Investment Return:**

Based on net asset value per share	(13.50	%)‡	(9.41%)	(10.62%)	31.40	%‡	(13.57	%)‡	(9.62%)	(10.86%)	31.20	%‡

Ratios to Average Net Assets:

Expenses††	1.30	%*	1.29%	1.20%	1.23	%*	1.55	%*	1.54%	1.45%	1.49	%*

Investment loss — net	(.97	%)*	(.97%)	(.74%)	(.63	%)*	(1.22	%)*	(1.22%)	(.99%)	(.83	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$50,059		$49,497	$28,301	$27,417		$58,179		$59,574	$23,095	$28,396

Portfolio turnover rate of the Portfolio	38.93%		102.99%	136.05%	76.81%		38.93%		102.99%	136.05%	76.81%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Includes the Fund’s share of the Portfolio’s allocated expenses.
‡	Aggregate total investment return.
#	Based on average shares outstanding.

MERCURY U.S. SMALL CAP GROWTH FUND

	Class B						Class C
Increase (Decrease) in Net Asset Value:	For the Six Months Ended November 30, 2002 (unaudited)		For the Year Ended May 31,		For the period October 29, 1999† to May 31, 2000		For the Six Months Ended November 30, 2002 (unaudited)		For the Year Ended May 31,		For the period October 29, 1999† to May 31, 2000
			2002	2001					2002	2001

Per Share Operating Performance:

Net asset value, beginning of period	$9.42		$10.51	$13.06	$10.00		$9.41		$10.50	$13.06	$10.00

Investment loss — net	(.08	)#	(.20 )#	(.22 )#	(.12)		(.08	)#	(.20 )#	(.22 )#	(.11)

Realized and unrealized gain (loss) on investments from the Portfolio — net	(1.23)		(.89)	(1.02)	3.18		(1.23)		(.89)	(1.03)	3.17

Total from investment operations	(1.31)		(1.09)	(1.24)	3.06		(1.31)		(1.09)	(1.25)	3.06

Less distributions in excess of realized gain on investments from the Portfolio — net	—		—	(1.31)	—		—		—	(1.31)	—

Net asset value, end of period	$8.11		$9.42	$10.51	$13.06		$8.10		$9.41	$10.50	$13.06

Total Investment Return:**

Based on net asset value per share	(13.91	%)‡	(10.37%)	(11.50%)	30.06	%‡	(13.92	%)‡	(10.38%)	(11.54%)	30.60	%‡

Ratios to Average Net Assets:

Expenses††	2.34	%*	2.30%	2.22%	2.25	%*	2.35	%*	2.31%	2.23%	2.25	%*

Investment loss — net	(2.01	%)*	(1.98%)	(1.76%)	(1.62	%)*	(2.02	%)*	(1.99%)	(1.77%)	(1.64	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$62,585		$85,096	$115,296	$128,607		$34,892		$46,707	$64,601	$70,771

Portfolio turnover rate of the Portfolio	38.93%		102.99%	136.05%	76.81%		38.93%		102.99%	136.05%	76.81%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Includes the Fund’s share of the Portfolio’s allocated expenses.
‡	Aggregate total investment return.
#	Based on average shares outstanding.

MERCURY U.S. SMALL CAP GROWTH FUND

Code # MF-VSC-PR/SAI-0203SUP

PART C. OTHER INFORMATION

Item 23.    Exhibits:

Exhibit Number		Description

1(a)	—	Fourth Articles of Amendment and Restatement of Registrant.(7)

1(b)	—	Articles of Amendment.(8)

1(c)	—	Articles Supplementary Increasing the Authorized Capital Stock of the Registrant and Creating an Additional Class of Common Stock.(*)

2	—	Second Amended and Restated By-Laws of Registrant.(5)

3	—	Instrument Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.

4	—	Not Applicable.

5	—	Amended and Restated Distribution Agreement between Registrant and FAM Distributors, Inc. (the “Distribution Agreement”)(4)

6	—	None.

7	—	Custody Agreement between Registrant and Brown Brothers Harriman & Co.(10)

8(a)	—	Administration Agreement between Registrant and Fund Asset Management, L.P.(2)

8(b)	—	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc.(1)

8(b)(1)	—	Amendment to Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc.(11)

8(b)(2)	—	Amendment No. 2 to Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc.(11)

8(b)(3)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency, and Shareholder Servicing Agreement, dated January 1, 2003.(*)

8(c)	—	License Agreement relating to Use of Name among Mercury Advisors, Mercury Asset Management Group Ltd. and Registrant.(1)

8(d)	—	Administrative Services Agreement between Registrant and State Street Bank and Trust Company(6)

8(e)(1)	—	Credit Agreement between Registrant and a syndicate of banks.(9)

8(e)(2)	—	Form of Second Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(12)
8(e)(3)	—	Form of Third Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(15)

8(f)	—	Form of Securities lending Agency Agreement between the Registrant and QA Advisers LLC, dated August 10, 2001.(13)

9	—	Opinion of Shearman & Sterling, counsel for Registrant.(*)

10(a)	—	Consent of Deloitte & Touche LLP, independent auditors for Registrant.(*)

11	—	None.

12	—	Certificate of Fund Asset Management, L.P.(2)

13(a)	—	Amended and Restated Class A Distribution Plan.(3)

13(b)	—	Amended and Restated Class B Distribution Plan.(4)

13(c)	—	Amended and Restated Class C Distribution Plan.(4)

13(d)	—	Class R Distribution Plan.(14)

14(a)	—	Amended Rule 18f-3 Plan.(14)

14(d)	—	Power of Attorney for Officers, Directors and Trustees.(14)

15	—	Not Applicable.

16	—	Code of Ethics.(3)

(1)	Incorporated by reference to identically numbered exhibit to Mercury Global Balanced Fund of Mercury Funds, Inc.’s initial Registration Statement on Form N-1A filed on February 12, 1999 (File No. 333-72239).

(2)	Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on October 26, 1999 (File No. 333-85731).
(3)
Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 2 to Mercury International Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A filed on September 12, 2000 (File No. 333-56203).

(4)
Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 1 to Mercury Select Growth Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A filed on April 28, 2000 (File No. 333-32242).

(5)
Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 1 to Mercury Select Growth Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A filed on January 9, 2001 (File No. 333-32242).

(6)	Incorporated by reference to exhibit number 8(c) to Post-Effective Amendment No. 20 to Merrill Lynch Growth Fund’s Registration Statement on Form N-1A filed on February 16, 2001 (File No. 33-10794).
(7)
Incorporated by reference to exhibit number 1 to Post-Effective Amendment No. 3 to Mercury Pan-European Growth Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A filed on September 7, 2001 (File No. 333-56205).

(8)
Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 4 to Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A filed on September 13, 2002 (File No. 333-56205).

(9)
Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO under the Securities Exchange Act of 1934 of Merrill Lynch Senior Floating Rate Fund, Inc., filed on December 14, 2000. (File No. 333-39837).

(10)	Incorporated by reference to exhibit number 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739) filed on January 30, 2002.
(11)	Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on September 13, 2002 (File No. 333-85731).
(12)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.
(13)
Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 5 of the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.

(14)	Filed on October 24, 2002 as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement.
(15)	Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.
(*)	Filed herewith.

Item 24.    Persons Controlled by or Under Common Control with Registrant.

Mercury Master Trust has sold interests of its series, Mercury Master U.S. Small Cap Growth Portfolio to the Registrant. Therefore, the Mercury Master U.S. Small Cap Growth Portfolio of Mercury Master Trust is controlled by the Registrant.

Item 25.    Indemnification.

Reference is made to Article V of Registrant’s Articles of Incorporation, Article VI of Registrant’s By-Laws and Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the directors who are neither “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding (“non-party independent directors”), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser.

Set forth below is a list of each executive officer and partner of the Investment Adviser, Fund Asset Management, L.P. (“FAM”), indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since May 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee.

Name	Position(s) with Investment Adviser	Other Substantial Business, Profession, Vocation or Employment

ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of Merrill Lynch Investment Managers, L.P. (“MLIM”)

Princeton Services	General Partner	General Partner of MLIM

Robert C. Doll, Jr.	President

President of MLIM; Co-Head (Americas Region) of MLIM from 2000-2001; Director of Princeton Services, Inc. (“Princeton Services”); Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991-1999

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President

President, Merrill Lynch Mutual Funds; Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAM Distributors, Inc. (“FAMD”); Director of Financial Data Services, Inc. (“FDS”); President of Princeton Administrators, L.P. (“Princeton Administrators”)

Donald C. Burke	First Vice President, Treasurer and Director of Taxation

First Vice President and Treasurer of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD; First Vice President of MLIM from 1997 to 1999; Vice President of MLIM from 1990 to 1997

Philip L. Kirstein	General Counsel (Americas Region)	General Counsel of MLIM (Americas Region); Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	Head (Americas Region) of FAM; Senior Vice President of ML & Co.; President and Chief Operating Officer of Merrill Lynch Canada, Inc.

Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the following three paragraphs and Messrs. Doll and Giordano are officers of one or more of such companies.

Fund Asset Management, L.P. (“FAM”), acts as the investment adviser for a number of open-end and closed-end registered investment companies.

Merrill Lynch Investment Managers, L.P., acts as the investment adviser for a number of open-end and closed-end registered investment companies, and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

Merrill Lynch Investment Managers International Limited, sometimes doing business as Mercury Advisors (“Mercury Advisors”) acts as the investment adviser for the following open-end registered investment companies: Mercury Master International Portfolio of Mercury Master Trust (the “Trust”); Mercury Master Pan-European Growth Portfolio of the Trust; and Mercury Master U.S. Small Cap Growth Portfolio of the Trust.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLIM, Princeton Services and Princeton Administrators is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAMD is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and ML & Co. is Four World Financial Center, New York, New York 10080. The address of the Fund’s transfer agent, FDS, is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of Mercury Advisors, the sub-adviser to the Mercury U.S. Small Cap Growth Fund, indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since June 1, 2000 for his own account or in the capacity of director, officer, partner or trustee.

Name	Position(s) with Sub-Adviser	Other Substantial Business, Profession, Vocation or Employment

Carol Consuelo Brooke	Deputy Chairman	Director Merrill Lynch (UK) Pension Plan Trustees Limited; Director Munich London Investment Management Ltd.; Director Benenden School (Kent) Ltd., Cranbrook, Kent TN17 4AA

Simon G. B. Miles	Director	None

Bernadette Lewis	Assistant Secretary
Assistant Secretary of all of the following: Merrill Lynch Europe PLC; Merrill Lynch Investment Managers Executor & Trustee Co. Limited; Merrill Lynch Investment Managers Limited; Merrill Lynch Investment Managers Group Services Limited; Merrill Lynch Investment Managers Holdings Limited; Merrill Lynch Investment Managers No. 1 Limited; Merrill Lynch Investment Managers No. 2 Limited; ML Invest Holdings Limited; MLIS Limited; Munich London Investment Management Limited; Smith Bros (Services & Leasing) Limited.

Debra Anne Searle	Secretary	Secretary of Merrill Lynch Investment Managers Limited; Secretary of Merrill Lynch Investment Managers Group Limited; further details below

John Eric Nelson	Director	None

Set forth below is a list of the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee. The address of each, unless otherwise stated, is 33 King William Street, London EC4R 9AS.

Ms. Searle serves as officer of the following companies:

33 King William Street Ltd.; Forum House Limited, 22 Grenville Street, St. Helier, Jersey JE4 8PX; Grosvenor Alternate Partner Limited; Grosvenor Ventures Limited; Mercury Asset Management Group Limited Services Ltd.; Mercury Asset Management Ltd.; Mercury Asset Management Pension Trustee Co. Ltd.; Mercury

Fund Managers Limited; Mercury Investment Management Limited; Mercury Life Limited; Mercury Private Equity Holdings Limited; Mercury Private Equity MUST 3 Limited; Merrill Lynch Asset Management U.K. Limited; Merrill Lynch Financial Services Limited, The Treasury Building, Lower Grand Canal Street, Dublin 2, Ireland; Merrill Lynch Fund Managers Limited; Merrill Lynch Group Holdings Limited, The Treasury Building, Lower Grand Canal Street, Dublin 2, Ireland; Merrill Lynch Investment Managers (Finance) Limited; Merrill Lynch Investment Managers Employee Trust Co. Limited; Merrill Lynch Investment Managers Executor & Trustee Co. Limited; Merrill Lynch Investment Managers Group Limited; Merrill Lynch Investment Managers Group Services Limited; Merrill Lynch Investment Managers Holdings Limited; Merrill Lynch Investment Managers Limited; Merrill Lynch Investment Managers No. 1 Limited; Merrill Lynch Investment Managers No. 2 Limited; Merrill Lynch Israel Limited, Asrieli Centre, 132 Petach Tikvah Road, Tel Aviv, Israel; Merrill Lynch Pensions Limited; Merrill Lynch Pensions Nominees Limited; Merrill Lynch, Pierce Fenner & Smith (Hellas) S.A., 120 Vas Sophias Avenue, Athens 11526, Greece; ML Europe Property Ltd., PO Box 11649 Grand Cayman, Cayman Islands, BWI; Munich London Investment Management Ltd.; Seligman Trust Limited; Wimco Nominees Ltd.

The address of each of the following is Ropemaker Place, 25 Ropemaker Street, London EC2Y 9LY, England:

Ms. Searle also serves as officer of the following companies:

Benson Nominees Limited; CPW Limited; Capital Markets; Chetwynd Nominees Limited; Citygate Nominees Limited; Fiduciary Services (UK) Limited; Herzog Heine Geduld International Limited; Mercury Investment Services Ltd.; Merrill Lynch (UK) Pension Plan Trustees Limited; Merrill Lynch Equities Limited; Merrill Lynch Europe Funding; Merrill Lynch Europe PLC; Merrill Lynch Gilts (Nominees) Limited; Merrill Lynch Gilts Holdings Limited; Merrill Lynch Gilts Limited; Merrill Lynch Global Asset Management Limited; Merrill Lynch Holdings Limited; Merrill Lynch International; Merrill Lynch International Bank Limited; Merrill Lynch Investment Services Limited; Merrill Lynch Limited; Merrill Lynch Nominees Limited; Merrill Lynch Participations (UK) Limited; Merrill Lynch Private Capital Limited; Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited; Merrill Lynch, Pierce, Fenner & Smith Limited; Mership Nominees Limited; ML Invest Holdings Limited; ML Invest Limited (in voluntary liquidation); MLIS Limited; NY Nominees Limited; Paramount Nominees Limited; Prismbond Limited; RNML Limited; SNC Nominees Limited; Sealion Nominees Limited; Smith Bros (Services & Leasing) Limited; Smith Bros Limited; Smith Bros. Nominees Limited; Smith Bros. Participations Limited; SNC Corporate Finance Limited; SNC Financial Services; SNC International (Holdings) Limited; SNC Securities; SNCS Limited; Storey Saver Limited.

Item 27.    Principal Underwriters.

(a)  FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust,

Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

(b)  Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081.

(1) Name	(2) Position(s) and Office(s) with FAMD	(3) Position(s) and Office(s) with Registrant
Terry K. Glenn	Chairman and Director	President and Director
Robert C. Doll	President and Director	None
Mary Taylor	Executive Vice President	None
Jerry Miller	Senior Vice President	None
Frank Salerno	Senior Vice President	None
Brian Fullerton	Senior Vice President	None
Philip L. Kirstein	Senior Vice President, Secretary and Director	None
Charles Winters	Senior Vice President	None
Lawrence Haber	Senior Vice President and Treasurer	None

Item 28.    Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

(1) the registrant, Mercury Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

(2) the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484;

(3) the custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109;

(4) the investment adviser, Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 or 225 Liberty Street, New York, New York 10080; and

(5) the sub-adviser, Mercury Advisors, 33 King William Street, London EC4R 9AS, England; and

(6) the administrator, Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Item 29.    Management Services.

Other than as set forth under the caption “Management of the Fund” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund—Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management-related service contract.

Item 30.    Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 4th day of February, 2003.

MERCURY U.S. SMALL CAP GROWTH FUND OF MERCURY FUNDS , INC.
(Registrant)

By:	TERRY K. GLENN*
(Terry K. Glenn, President and Director)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

TERRY K. GLENN* (Terry K. Glenn)	President and Director (Principal Executive Officer)

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

DAVID O. BEIM* (David O. Beim)	Director

JAMES T. FLYNN* (James T. Flynn)	Director

TODD GOODWIN* (Todd Goodwin)	Director

GEORGE W. HOLBrook, Jr.* (George W. Holbrook, Jr.)	Director

W. CARL KESTER* (W. Carl Kester)	Director

KAREN P. ROBARDS* (Karen P. Robards)	Director

*	This Amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

/s/ DONALD C. BURKE *By: (Donald C. Burke, Attorney-in-Fact)	February 4, 2003

SIGNATURES

Mercury Master Trust has duly caused this registration statement of Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc. to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro and State of New Jersey on the 4th day of February, 2003.

MERCURY MASTER TRUST

By:	TERRY K. GLENN*
Terry K. Glenn (President and Trustee)

This registration statement of Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc., has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

TERRY K. GLENN* (Terry K. Glenn)	President and Trustee (Principal Executive Officer)

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

DAVID O. BEIM* (David O. Beim)	Trustee

JAMES T. FLYNN* (James T. Flynn)	Trustee

TODD GOODWIN* (Todd Goodwin)	Trustee

GEORGE W. HOLBROOK, JR.* (George W. Holbrook, Jr.)	Trustee

W. CARL KESTER* (W. Carl Kester)	Trustee

KAREN P. ROBARDS* (Karen P. Robards)	Trustee

*	This Amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

/s/ DONALD C. BURKE *By: (Donald C. Burke, Attorney-in-Fact)	February 4, 2003

INDEX TO EXHIBITS

Exhibit Number		Description

1(c)	—	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock.

8(b)(3)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency, and Shareholder Servicing Agreement, dated January 1, 2003.

9	—	Opinion of Shearman & Sterling, counsel for the Registrant.

10(a)	—	Consent of Deloitte & Touche LLP, independent auditors for Registrant.